Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information
Note 21. Segment Information
The Company operates as one operating segment. The Company's chief operating decision maker ("CODM") is its chief executive officer. The CODM reviews financial information presented on a consolidated basis. The CODM uses consolidated net income to assess financial performance and allocate resources.

There is no expense or asset information that is supplemental to those disclosed in these consolidated financial statements, which are regularly provided to the CODM. The allocation of resources and assessment of the performance of the operating segment is based on consolidated net income, as shown in the Company’s consolidated statements of operations. The CODM considers the operation in the annual forecasting process and reviews actual results when making decisions about allocating resources. Since the Company operates as one operating segment, financial segment information, including profit or loss and asset information, can be found in the consolidated financial statements.

The following table presents the Company’s long-lived assets by geographic region, which consist of property and equipment, net and operating lease right-of-use assets:

	December 31,
	2025	2024
Israel	$18,763	$16,569
United States	16,074	7,045
Rest of the world	3,680	3,985
Total long-lived assets	$38,517	$27,599